General Information and Statement of Compliance	12 Months Ended
Dec. 31, 2021
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General information and Statement of Compliance
NOTE 2: GENERAL INFORMATION AND STATEMENT OF COMPLIANCE
The consolidated financial statements of the Group for the twelve months ended December 31, 2021, 2020 and 2019 (the “year” or “the period”) include Celyad Oncology SA and its subsidiaries. The significant accounting policies used for preparing these consolidated financial statements are explained below.
Basis of preparation
The consolidated financial statements have been prepared on an historical cost basis, except for:

•	Financial instruments – Fair value through profit or loss

•	Contingent consideration and other financial liabilities

•	Post-employment benefits liability
The policies have been consistently applied to all the years presented, unless otherwise stated.
The consolidated financial statements are presented in euro and all values are presented in thousands (€000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals
disclosed in the financial tables. Certain reclasses to comparatives have been made to be consistent with current year presentation.
Statement of compliance
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively, IFRSs) as issued by the International Accounting Standards Board (IASB).
The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, are areas where assumptions and estimates are significant to the financial statements. They are disclosed in note 5.
Going concern
The Group is pursuing a strategy to develop therapies to treat medical needs in oncology. Management has prepared detailed budgets and cash flow forecasts for the years 2022 and 2023. These forecasts reflect the strategy of the Group and include significant expenses and cash outflows in relation to the development of selected research programs and product candidates, partly compensated by grants funding and tax incentives.
As of December 31, 2021, the Company had cash and cash equivalents of €30.0 million and no short-term investments. On January 8, 2021, the Company entered into a committed equity purchase agreement (“Purchase Agreement”) over a
24-month
term for up to $40.0 million with Lincoln Park Capital Fund, LLC (“LPC
”), pursuant to which LPC’s purchases are subject to certain conditions, including that we may only deliver a Regular Purchase Notice (as that term is defined in the Purchase Agreement) of our ADSs so long as the adjusted price of our ADSs exceeds $1.00.
Over the remaining lifetime of the Purchase Agreement, the Company will have the right to direct LPC to purchase up to an aggregate remaining amount of $28.0 million ADSs, each of which represents one of our ordinary shares. As of December 31, 2021, the remaining amount of $28.0 million of this equity purchase agreement is expected to strengthen the Company’s current statement of financial position while also providing the Company with access to future capital on an as needed basis and to ensure sufficient funding to cover its operations for the next 12 months from the date the financial statements are issued.
Based on its current scope of activities, the Company estimates that its cash and cash equivalents as of December 31, 2021 combined with the remaining access to the equity purchase agreement established with Lincoln Park Capital Fund, LLC (remaining amount of $28.0 million as of December 31, 2021) should be sufficient to fund operating expenses and capital expenditure requirements until mid-2023.
COVID-19
update
On March 11, 2020, the World Health Organization declared the novel strain of coronavirus
(COVID-19)
a global pandemic and recommended containment and mitigation measures worldwide. Throughout 2020 and 2021, Belgium and the United States, where we operate, were impacted by temporary closures. While progress has been made in the fight against the ongoing
COVID-19
pandemic, including the broad dissemination and administration of vaccines in certain countries, the
COVID-19
pandemic has continued to spread globally. The length or severity of this pandemic cannot be predicted, but the Company anticipates that there may continue to be additional impacts from a prolonged
COVID-19
environment on the planned development activities of the Company.
To date,
COVID-19
has had no impact on the Group’s financial statements and corporate cash flow, and the Group expects that its existing cash and cash equivalents combined with the remaining access to the equity purchase agreement established with Lincoln Park Capital Fund, LLC (remaining amount of $28.0 million as of December 31, 2021) should be sufficient, based on the current scope of activities, to fund operating expenses and capital expenditure requirements until mid-2023.
With regards to our clinical programs, no major disruption in enrollment were experienced in the
CYAD-101,
CYAD-211
or
CYAD-02
programs in 2021 due to the coronavirus pandemic. Enrollment in the respective trials for
CYAD-101
and
CYAD-211
is ongoing without any major disruption due to the coronavirus pandemic, however future disruptions may occur. However, since 2020, certain clinical sites and institutions have not been able to receive visits from us or our representatives during the coronavirus pandemic, which has delayed our data monitoring activities and delayed its ability to lock the databases for completed studies.
The long-term impact of
COVID-19
on the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted, including the emergence of new variants, such as Delta and Omicron, and, among other things, additional government restrictions intended to contain
COVID-19’s
effects, but potential prolonged closures or other business disruptions may negatively affect its operations and the operations of its agents, contractors, consultants or collaborators, which could have a material adverse impact its business, results of operations and financial condition.
Changes to accounting standards and interpretations
The Group has applied the same accounting policies and methods of computation in its 2021 year-end
consolidated financial statements as compared to 2020, except for those that relate to new standards and interpretations.
None of the new standards, interpretations and amendments, which are effective for periods beginning after January 1, 2021 which have been issued by the IASB and the IFRIC have a material effect on the Group’s financial statements. None of the new standards, interpretations and amendments, which will be effective for periods beginning after January 1, 2022 and are not yet effective as of December 31, 2021 and/or not yet adopted as of December 31, 2021, are expected to have a material effect on the Group’s future financial statements as either they are not relevant to the Group’s activities, or they require accounting which is consistent with the Group’s current accounting policies.